ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Accrued Expenses And Other Accounts Payable [Line Items]
Employees and payroll accruals	$ 7,243	$ 6,675
Accrued expenses	5,191	2,925
Deferred and contingent payments related to acquisitions	170	4,167
Government authorities	1,395	2,495
Other	1,014	675
Accrued Expenses And Other Accounts Payable	$ 15,013	$ 16,937